Average Annual Total Returns - Invesco KBW Premium Yield Equity REIT ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	KBW Nasdaq Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes) 1Year	KBW Nasdaq Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes) 5Years	KBW Nasdaq Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes) 10Years	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) 1Year	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) 5Years	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 02, 2010	(25.82%)	0.14%	4.50%	(29.10%)	(3.05%)	1.85%	(15.52%)	(1.05%)	2.47%	(26.85%)	0.14%	4.71%	(5.29%)	6.72%	8.73%